Goodwill (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	[1]	₨ 16,676	₨ 16,284
Global Generics-Complex Injectables [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss		16,676	₨ (16,284)
Impairment of goodwill		₨ 392
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		0.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		12.72%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		17.92%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		11.70%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		14.00%

[1]	During the years ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to Shreveport CGU. Refer to Note 12 of these consolidated financial statements for further details. The said goodwill was included as part of “Global Generics-North America Operations”.